Insurance and reinsurance - Sensitivity Analysis of Insurance Policyholder Liabilities to Reasonably Possible Changes in Actuarial Assumptions (Parenthetical) (Detail)	Oct. 31, 2024	Oct. 31, 2023
Interest rate risk [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%	1.00%
Percentage of reasonably possible decrease in unobservable input, assets	1.00%	1.00%
Other price risk [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in unobservable input, entity's own equity instruments	10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input, entity's own equity instruments	10.00%	10.00%